Other Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions [Abstract]
Schedule of other provisions
	Total		Current		Non-current
In thousands of soles	2021	2022	2021	2022	2021	2022

Legal contingencies (a)	364,385	580,216	117,520	87,948	246,865	492,268
Tax contingencies (b)	38,182	53,577	17,492	33,127	20,690	20,450
Provision for closure (c)	82,475	68,160	20,533	11,851	61,942	56,309
	485,042	701,953	155,545	132,926	329,497	569,027

(a)	Legal contingencies mainly correspond to:

(b)	Tax contingencies

(c)	Provision for closure - corresponds mainly to:

Schedule of provision for–closure - corresponds
			Provision
	Legal	Tax	for well
In thousands of soles	claims	claims	closure	Total

As of January 1, 2020	221,592	10,787	50,116	282,495
Additions	121,404	3,161	2,450	127,015
Present value	3,604	-	2,182	5,786
Reversals of provisions	(30,806)	(2,458)	-	(33,264)
Transfers	1,540	-	-	1,540
Compensation	4,106	-	-	4,106
Payments	(3,938)	(3,314)	(1,799)	(9,051)
Translation adjustments / Exchange difference	9,366	-	-	9,366
As of December 31, 2020	326,868	8,176	52,949	387,993
As of January 1, 2021	326,868	8,176	52,949	387,993
Additions	59,109	31,221	10,815	101,145
Present value	19,627	-	9,780	29,407
Reversals of provisions	(13,027)	-	(2,957)	(15,984)
Transfers	466	(299)	716	883
Reclasification	(3,335)	-	3,335	-
Compensation	(8,541)	-	-	(8,541)
Desconsolidation of subsidiary	(1,657)	-	-	(1,657)
Payments	(26,863)	(916)	(185)	(27,964)
Translation adjustments / Exchange difference	11,738	-	8,022	19,760
As of December 31, 2021	364,385	38,182	82,475	485,042

As of January 1, 2022	364,385	38,182	82,475	485,042
Additions	278,446	15,891	-	294,337
Present value	1,042	-	(2,496)	(1,454)
Reversals of provisions	(1,802)	(434)	(9,694)	(11,930)
Transfers (*)	(5,587)	(62)	-	(5,649)
Payments	(40,253)	-	(747)	(41,000)
Translation adjustments / Exchange difference	(16,015)	-	(1,378)	(17,393)
As of December 31, 2022	580,216	53,577	68,160	701,953

(*)	In 2022, corresponds mainly to reclassification to other accounts payable for payment obligations, derived from the subscription of the share purchase agreement between Cumbra Peru S.A. and Stracon S.A., which amount is S/. 4.9 million and the fine corresponding to the fractionation of the penalty imposed by SUNAFIL, which amount is S/. 0.2 million.